GUINNESS ATKINSON GLOBAL INNOVATORS FUND

Schedule of Investments

at March 31, 2020 (Unaudited)

Shares	Common Stocks: 97.9%	Value
	Application Software: 6.7%
45,510	Check Point Software Technologies Ltd	$4,575,575
30,790	Microsoft Corp.	4,855,891
		9,431,466

	Athletic Footwear: 3.3%
55,183	NIKE Inc.	4,565,841

	Cable/Satellite TV: 2.9%
117,060	Comcast Corp. - Class A	4,024,523

	Commercial Services: 3.1%
45,877	PayPal Holdings, Inc.*	4,392,264

	Diversified Manufacturing Operations: 6.2%
32,909	Danaher Corp.	4,554,935
14,540	Thermo Fisher Scientific Inc.	4,123,544
		8,678,479
	E-Commerce: 3.8%
2,760	Amazon.com Inc.*	5,381,227

	Electronic Components - Semiconductor: 9.2%
260,480	Infineon Technologies AG	3,748,286
17,229	NVIDIA Corp.	4,541,564
4,674	Samsung Electronics Co., Ltd. - GDR	4,616,210
		12,906,060
	Enterprise Software/Services: 6.8%
15,040	Adobe Inc.*	4,786,330
43,439	SAP SE	4,829,111
		9,615,441
	Finance - Other Services: 9.7%
57,973	Intercontinental Exchange, Inc.	4,681,320
18,270	Mastercard Inc .	4,413,301
28,280	Visa Inc.	4,556,474
		13,651,095

	Internet Application Software: 3.9%
110,100	Tencent Holdings Ltd.	5,417,884

	Internet Content: 3.5%
29,690	Facebook Inc.*	4,952,292

	Machinery - Electric Utility: 3.1%
253,300	ABB Ltd.	$4,416,009

	Machinery: 3.2%
14,580	Roper Industries, Inc.	4,546,190

	Metal Instrument: 3.6%
55,640	Medtronic PLC	5,017,615

	Networking Products: 3.2%
115,767	Cisco Systems Inc.	4,550,801

	Pharmaceutical: 3.3%
82,930	Bristol-Myers Squibb Co	4,622,518

	Power Conversion/Supply Equipment: 3.4%
55,710	Schneider Electric SE	4,741,637

	Retail - Apparel: 3.2%
606,000	ANTA Sports Products Ltd.	4,422,592

	Schools: 2.9%
37,320	New Oriental Education & Technology Group Inc. - ADR*	4,039,517

	Semiconductor: 9.6%
101,740	Applied Materials Inc.	4,661,727
31,150	KLA-Tencor Corp.	4,477,501
18,220	Lam Research Corp.	4,372,800
		13,512,028
	Web Portals: 3.3%
4,000	Alphabet Inc. - A Shares*	4,647,800

Total Common Stocks	$137,533,279
(cost $101,349,876)

Total Investments in Securities	137,533,279
(cost $101,349,876): 97.9%

Other Assets less Liabilities: 2.1%	2,882,948

Net Assets: 100.0%	$140,416,227

* Non-income producing security.

ADR - American Depository Receipt

GDR - Global Depository Receipt

PLC - Public Limited Company